Note 26 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
26.	SUBSEQUENT EVENTS

On
February 14, 2020
and
March 30, 2020
the Company collected
$4,750,000
and
$8,250,000
respectively for a cumulative
$13,000,000
representing
two
tranches of an agreed
three
tranche payment plan for the outstanding balance due from DL Shanghai from the sale of DenseLight. The escrow agent transferred additional shares from escrow to the Buyer. The Buyer now directly holds a cumulative
81%
of the shares of DenseLight. The Company collected an additional
$2,000,000,
in excess of the sale proceeds, which was immediately paid to Oak Capital on behalf of the DL Shanghai for due diligence, legal and other expenses.